STATEMENT OF OPERATIONS	9 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 317,908
Loss from operations	(317,908)
Other income:
Interest earned on marketable securities held in Trust Account	6,395
Net loss	$ (311,513)
Class A common stock
Other income:
Weighted average shares outstanding, basic and diluted | shares	13,570,000
Basic and diluted net income (loss) per common share | $ / shares	$ 0.00
Class B common stock
Other income:
Weighted average shares outstanding, basic and diluted | shares	3,708,573
Basic and diluted net income (loss) per common share | $ / shares	$ (0.09)